Other Payables (Schedule of Other Payables) (Details) € in Thousands		12 Months Ended
		Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Employees and payroll accruals		€ 336			€ 278
Government authorities		1,337			213
Forward contracts closed	[1]	527			666
Deferred revenues		2,753			0
Accrued Expenses Connected To Manara Psp		9,782			310
Accrued expenses		5,142			2,066
Current tax		929			60
Total Other Current Payables		20,806		$ 23,548,000	€ 3,593	[2]
Accumulated loss		€ 527	$ 596,500

[1]	The Company closed euro/USD forward contracts with an accumulated loss of approximately €527 thousand (approximately $596.5 thousand) that are expected to be paid in 2022.
[2]	Reclassified